Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share [Line Items]
Allocation of net income	$ 4,624,471	$ 1,084,225		$ (323,233)
Basic weighted average shares outstanding	17,250,000	15,141,667
Basic net income per share of common stock	$ 0.27	$ 0.07
Allocation of net income	$ 4,624,471	$ 1,084,225
Diluted weighted average shares outstanding	17,250,000	15,141,667		16,776,099
Diluted net income per share of common stock	$ 0.27	$ 0.07
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share [Line Items]
Allocation of net income	$ 1,156,118	$ 303,875	$ (1,893)	$ (82,793)
Basic weighted average shares outstanding	4,312,500	4,243,750
Basic net income per share of common stock	$ 0.27	$ 0.07
Allocation of net income	$ 1,156,118	$ 303,875
Diluted weighted average shares outstanding	4,312,500	4,312,500	3,750,000	4,297,047
Diluted net income per share of common stock	$ 0.27	$ 0.07